SCHEDULE OF REVENUE FROM CUSTOMERS BY GEOGRAPHICAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ScheduleOfRevenueFromCustomersByGeographicalInformationLineItem [Line Items]
Revenue from customers	$ 4,493,572	$ 7,506,551	$ 6,443,357
UNITED STATES
ScheduleOfRevenueFromCustomersByGeographicalInformationLineItem [Line Items]
Revenue from customers	3,489,533	7,393,736	6,364,773
TAIWAN
ScheduleOfRevenueFromCustomersByGeographicalInformationLineItem [Line Items]
Revenue from customers	800,950
CANADA
ScheduleOfRevenueFromCustomersByGeographicalInformationLineItem [Line Items]
Revenue from customers	$ 203,089	$ 112,815	$ 78,584